Supplemental Condensed Consolidating Financial Information (Schedule of Condensed Consolidating Statement of Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidating Statements of Income (Unaudited)
Operating revenues (net of contractual allowances and discounts)									$ 14,852,625	$ 14,746,759	$ 13,380,581
Provision for bad debts									2,033,669	1,914,023	1,672,851
Net operating revenues	3,191,255	3,174,416	3,191,254	3,262,031	3,229,399	3,163,577	3,196,097	3,243,663	12,818,956	12,832,736	11,707,730
Operating costs and expenses:
Salaries and benefits									6,107,391	5,992,046	5,467,420
Supplies									1,975,236	1,952,918	1,811,814
Other operating expenses									2,816,633	2,805,938	2,458,280
Government settlement and related costs									101,500
Electronic health records incentive reimbursement									(162,042)	(122,696)	(62,881)
Rent									278,885	264,415	246,218
Depreciation and amortization									771,356	713,892	643,368
Total operating costs and expenses									11,888,959	11,606,513	10,564,219
Income from operations									929,997	1,226,223	1,143,511
Interest expense, net									613,122	620,957	642,526
Loss (gain) from early extinguishment of debt									1,295	115,453	66,019
Equity in earnings of unconsolidated affiliates									(42,641)	(42,033)	(49,491)
Impairment of long-lived assets									12,100	10,000
Income from continuing operations before income taxes	88,331	34,827	74,195	148,768	125,969	90,575	159,213	146,089	346,121	521,846	484,457
Provision for (benefit from) income taxes									103,678	164,026	141,593
Income from continuing operations	62,001	27,853	53,245	99,344	88,108	62,665	106,977	100,070	242,443	357,820	342,864
Discontinued operations, net of taxes:
Loss from operations of entities sold or held for sale									(20,613)	(12,017)	(14,739)
Impairment of hospitals sold or held for sale									(4,562)		(47,930)
Loss on sale, net											(2,572)
Loss from discontinued operations, net of taxes	(9,739)	(6,255)	(6,160)	(3,021)	(2,482)	(3,907)	(4,810)	(818)	(25,175)	(12,017)	(65,241)
Net income									217,268	345,803	277,623
Less: Net income attributable to noncontrolling interests									76,065	80,163	75,675
Net income attributable to Community Health Systems, Inc. stockholders	28,181	4,095	29,753	79,174	62,574	44,233	83,359	75,474	141,203	265,640	201,948
Parent Company [Member]
Operating costs and expenses:
Equity in earnings of unconsolidated affiliates									(141,203)	(265,640)	(201,948)
Income from continuing operations before income taxes									141,203	265,640	201,948
Income from continuing operations									141,203	265,640	201,948
Discontinued operations, net of taxes:
Net income									141,203	265,640	201,948
Net income attributable to Community Health Systems, Inc. stockholders									141,203	265,640	201,948
Subsidiary Issuer [Member]
Condensed Consolidating Statements of Income (Unaudited)
Operating revenues (net of contractual allowances and discounts)									(14,923)	(9,653)
Net operating revenues									(14,923)	(9,653)
Operating costs and expenses:
Other operating expenses									240	603
Total operating costs and expenses									240	603
Income from operations									(15,163)	(10,256)
Interest expense, net									(4,749)	58,726	87,095
Loss (gain) from early extinguishment of debt									1,295	115,453	66,019
Equity in earnings of unconsolidated affiliates									(138,906)	(348,878)	(287,903)
Income from continuing operations before income taxes									127,197	164,443	134,789
Provision for (benefit from) income taxes									(14,006)	(101,197)	(67,159)
Income from continuing operations									141,203	265,640	201,948
Discontinued operations, net of taxes:
Net income									141,203	265,640	201,948
Net income attributable to Community Health Systems, Inc. stockholders									141,203	265,640	201,948
Guarantor Subsidiaries [Member]
Condensed Consolidating Statements of Income (Unaudited)
Operating revenues (net of contractual allowances and discounts)									9,487,566	9,413,925	8,489,187
Provision for bad debts									1,394,111	1,292,852	1,137,662
Net operating revenues									8,093,455	8,121,073	7,351,525
Operating costs and expenses:
Salaries and benefits									3,591,443	3,552,225	3,213,478
Supplies									1,284,542	1,281,193	1,165,970
Other operating expenses									1,824,811	1,828,771	1,595,918
Government settlement and related costs									101,500
Electronic health records incentive reimbursement									(104,922)	(78,419)	(43,959)
Rent									158,541	149,089	134,862
Depreciation and amortization									521,557	472,919	413,587
Total operating costs and expenses									7,377,472	7,205,778	6,479,856
Income from operations									715,983	915,295	871,669
Interest expense, net									554,861	503,484	494,185
Equity in earnings of unconsolidated affiliates									(85,859)	(150,606)	(65,846)
Impairment of long-lived assets									12,100	10,000
Income from continuing operations before income taxes									234,881	552,417	443,330
Provision for (benefit from) income taxes									85,208	199,423	160,045
Income from continuing operations									149,673	352,994	283,285
Discontinued operations, net of taxes:
Loss from operations of entities sold or held for sale									(12,980)	(5,438)	(1,950)
Impairment of hospitals sold or held for sale									(4,562)
Loss from discontinued operations, net of taxes									(17,542)	(5,438)	(1,950)
Net income									132,131	347,556	281,335
Net income attributable to Community Health Systems, Inc. stockholders									132,131	347,556	281,335
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statements of Income (Unaudited)
Operating revenues (net of contractual allowances and discounts)									5,379,982	5,342,487	4,891,394
Provision for bad debts									639,558	621,171	535,189
Net operating revenues									4,740,424	4,721,316	4,356,205
Operating costs and expenses:
Salaries and benefits									2,515,948	2,439,821	2,253,942
Supplies									690,694	671,725	645,844
Other operating expenses									991,582	976,564	862,362
Electronic health records incentive reimbursement									(57,120)	(44,277)	(18,922)
Rent									120,344	115,326	111,356
Depreciation and amortization									249,799	240,973	229,781
Total operating costs and expenses									4,511,247	4,400,132	4,084,363
Income from operations									229,177	321,184	271,842
Interest expense, net									63,010	58,747	61,246
Income from continuing operations before income taxes									166,167	262,437	210,596
Provision for (benefit from) income taxes									32,476	65,800	48,707
Income from continuing operations									133,691	196,637	161,889
Discontinued operations, net of taxes:
Loss from operations of entities sold or held for sale									(7,633)	(6,579)	(12,789)
Impairment of hospitals sold or held for sale											(47,930)
Loss on sale, net											(2,572)
Loss from discontinued operations, net of taxes									(7,633)	(6,579)	(63,291)
Net income									126,058	190,058	98,598
Less: Net income attributable to noncontrolling interests									76,065	80,163	75,675
Net income attributable to Community Health Systems, Inc. stockholders									49,993	109,895	22,923
Consolidation, Eliminations [Member]
Operating costs and expenses:
Equity in earnings of unconsolidated affiliates									323,327	723,091	506,206
Income from continuing operations before income taxes									(323,327)	(723,091)	(506,206)
Income from continuing operations									(323,327)	(723,091)	(506,206)
Discontinued operations, net of taxes:
Net income									(323,327)	(723,091)	(506,206)
Net income attributable to Community Health Systems, Inc. stockholders									$ (323,327)	$ (723,091)	$ (506,206)